Maturities Of Operating Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Maturities of Operating Lease Liabilities
Total lease liability	$ 222,470
Operating Lease Liabilities [Member]
Maturities of Operating Lease Liabilities
2020	76,610
2021	63,442
2022	47,367
2023	30,659
2024	15,532
Thereafter	10,264
Total lease payments	243,874
Less imputed interest	21,404
Total lease liability	$ 222,470